Cash and cash equivalents and financial assets, Cash and cash equivalents (Details) - CHF (SFr) SFr in Thousands	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Cash and cash equivalents [Abstract]
Cash and cash equivalents	SFr 44,503	SFr 82,216	SFr 93,584	SFr 160,893